Employee Benefits	12 Months Ended
Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Employee benefits

2.14 Employee benefits

Accounting policy

Gratuity

The Group provides for gratuity, a defined benefit retirement plan ('the Gratuity Plan') covering eligible employees of Infosys and its Indian subsidiaries. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee's salary and the tenure of employment with the Group.

Liabilities with regard to the Gratuity Plan are determined by actuarial valuation, performed by an independent actuary, at each balance sheet date using the projected unit credit method. The company fully contributes all ascertained liabilities to the Infosys Limited Employees' Gratuity Fund Trust (the Trust). In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Employees' Gratuity Fund Trust and EdgeVerve Systems Limited Employees' Gratuity Fund Trust, respectively. Trustees administer contributions made to the Trusts and contributions are invested in a scheme with Life Insurance Corporation of India as permitted by law of India.

The Group recognizes the net obligation of a defined benefit plan in its balance sheet as an asset or liability. Gains and losses through re-measurements of the net defined benefit liability / asset are recognized in other comprehensive income and not reclassified to profit or loss in subsequent period. The actual return of the portfolio of plan assets, in excess of the yields computed by applying the discount rate used to measure the defined benefit obligation is recognized in other comprehensive income. The effect of any plan amendments are recognized in net profits in the statement of comprehensive income.

Provident fund

Eligible employees of Infosys receive benefits from a provident fund, which is a defined benefit plan. Both the eligible employee and the Company make monthly contributions to the provident fund plan equal to a specified percentage of the covered employee's salary. The Company contributes a portion to the Infosys Limited Employees' Provident Fund Trust. The trust invests in specific designated instruments as permitted by Indian law. The remaining portion is contributed to the government administered pension fund. The rate at which the annual interest is payable to the beneficiaries by the trust is being administered by the Government of India. The Company has an obligation to make good the shortfall, if any, between the return from the investments of the trust and the notified interest rate.

In respect of Indian subsidiaries, eligible employees receive benefits from a provident fund, which is a defined contribution plan. Both the eligible employee and the respective companies make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee's salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The Companies have no further obligation to the plan beyond its monthly contributions.

Superannuation

Certain employees of Infosys, Infosys BPM and EdgeVerve are participants in a defined contribution plan. The Group has no further obligations to the plan beyond its monthly contributions which are periodically contributed to a trust fund, the corpus of which is invested with the Life Insurance Corporation of India.

Compensated absences

The Group has a policy on compensated absences which are both accumulating and non-accumulating in nature. The expected cost of accumulating compensated absences is determined by actuarial valuation performed by an independent actuary at each Balance Sheet date using projected unit credit method on the additional amount expected to be paid/availed as a result of the unused entitlement that has accumulated at the Balance Sheet date. Expense on non-accumulating compensated absences is recognized in the period in which the absences occur.

2.14.1 Gratuity

The following tables set out the funded status of the gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2020 and March 31, 2019:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Change in benefit obligations
Benefit obligations at the beginning	195	184
Service cost	25	23
Interest expense	13	12
Remeasurements - Actuarial losses / (gains)	(11)	5
Benefits paid	(20)	(18)
Translation differences	(17)	(11)
Benefit obligations at the end	185	195
Change in plan assets
Fair value of plan assets at the beginning	197	187
Interest Income	14	13
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	1
Contributions	27	25
Benefits paid	(19)	(18)
Translation differences	(20)	(11)
Fair value of plan assets at the end	201	197
Funded status	16	2
Prepaid gratuity benefit	20	6
Accrued gratuity	(4)	(4)

Net gratuity cost for fiscal 2020, 2019 and 2018 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Service cost	25	23	23
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	24	22	22

Amount for fiscal 2020, 2019 and 2018 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	(11)	5	(9)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(1)	(2)
Total	(13)	4	(11)

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
(Gain) / loss from change in demographic assumptions	—	—	—
(Gain) / loss from change in financial assumptions	(8)	4	(6)
(Gain) / loss from change in experience adjustments	(3)	1	(3)
	(11)	5	(9)

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	21	20	20
Selling and marketing expenses	2	1	1
Administrative expenses	1	1	1
	24	22	22

The weighted-average assumptions used to determine benefit obligations as of March 31, 2020 and March 31, 2019 are set out below:

	As of
	March 31, 2020	March 31, 2019
Discount rate	6.2%	7.1%
Weighted average rate of increase in compensation levels	6.0%	8.0%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2020, 2019 and 2018 are set out below:

	Year ended March 31,
	2020	2019	2018
Discount rate for the year	7.1%	7.5%	6.9%
Weighted average rate of increase in compensation levels	8.0%	8.0%	8.0%

Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Assumptions regarding future mortality experience are set in accordance with the published statistics by the Life Insurance Corporation of India. The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

Gratuity is applicable majorly to employees drawing a salary in Indian rupees and there are no other significant foreign defined benefit gratuity plans.

The Company contributes all ascertained liabilities towards gratuity to the Infosys Limited Employees' Gratuity Fund Trust. In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Employees' Gratuity Fund Trust and EdgeVerve Systems Limited Employees Gratuity Fund Trust, respectively. Trustees administer contributions made to the trust as at March 31, 2020 and March 31, 2019, the plan assets have been primarily invested in insurer managed funds.

Actual return on assets for fiscal 2020, 2019 and 2018 was $16 million, $14 million and $14 million, respectively.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2020
Discount rate	9
Weighted average rate of increase in compensation levels	8

Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.

The Group expects to contribute $19 million to the gratuity trusts during fiscal 2021.

Maturity profile of defined benefit obligation:

(Dollars in millions)
Within 1 year	28
1 - 2 year	29
2 - 3 year	29
3 - 4 year	30
4 - 5 year	20
5 - 10 years	156

2.14.2 Superannuation

The Group contributed $34 million, $31 million and $27 million to the superannuation plan during fiscal 2020, 2019 and 2018, respectively and the same has been recognized in the Consolidated Statement of comprehensive income under the head employee benefit expense.

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	30	28	24
Selling and marketing expenses	3	2	2
Administrative expenses	1	1	1
	34	31	27

2.14.3 Provident fund

Infosys has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social and economic factors in the past years. The actuary has provided a valuation for provident fund liabilities on the basis of guidance issued by Actuarial Society of India.

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Company's financial statements as at March 31, 2020:

(Dollars in millions)
Particulars	As at March 31, 2020
Change in benefit obligations
Benefit obligations at the beginning	866
Service cost - employer contribution	57
Employee contribution	121
Interest expense	79
Actuarial (gains) / loss	30
Benefits paid	(94)
Translation differences	(86)
Benefit obligations at the end	973
Change in plan assets
Fair value of plan assets at the beginning	866
Interest income	79
Remeasurements- Return on plan assets excluding amounts included in interest income (1)	(5)
Contributions (employer and employee)	178
Benefits paid	(94)
Translation differences	(84)
Fair value of plan assets at the end	940
Net liability (refer to note 2.5)	(33)

(1)	Includes fair value losses on certain investments in bonds

Amount for fiscal 2020 recognized in the consolidated statement of other comprehensive income:

(Dollars in millions)
Particulars	Year ended March 31, 2020
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	5
35

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2020	March 31, 2019
Government of India (GOI) bond yield (1)	6.2%	7.1%
Expected rate of return on plan assets	8.0%	9.2%
Remaining term to maturity of portfolio	6 years	5.47 years
Expected guaranteed interest rate
First year	8.50%	8.65%
Thereafter	8.50%	8.60%

(1)

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

The breakup of the plan assets into various categories as at March 31, 2020 is as follows:

	As of
	March 31, 2020	March 31, 2019
Central and State Government bonds	49%	49%
Public sector undertakings and Private sector bonds	48%	49%
Others	3%	2%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.

As at March 31, 2020 the defined benefit obligation would be affected by approximately $10 million and $14 million on account of a 0.25% increase / decrease, respectively in the expected rate of return on plan assets.

The actuary has provided a valuation for provident fund liabilities on the basis of guidance issued by Actuarial Society of India and based on the assumptions provided there is no shortfall as at March 31,2019. The details of the benefit obligation as on March 31, 2019 is given below:

(Dollars in millions)
As of
March 31, 2019
Benefit obligation at the period end	866
Net liability recognized in Balance Sheet	—

The Group contributed $90 million, $78 million and $75 million to the provident fund during fiscal 2020, 2019 and 2018, respectively.

In February 2019, the Hon’ble Supreme Court of India vide its judgment and subsequent review petition of August 2019 has ruled in respect of compensation for the purpose of Provident Fund contribution under the Employee’s Provident Fund Act. The Company has assessed possible outcomes of the judgment on determination of provident fund contributions and based on the Company’s current evaluation of the judgement, it is not probable that certain allowances paid by the Company will be subject to payment of Provident Fund. The Company will continue to monitor and evaluate its position based on future events and developments.

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	80	69	67
Selling and marketing expenses	7	6	5
Administrative expenses	3	3	3
	90	78	75

The provident plans are applicable only to employees drawing a salary in Indian rupees and there are no other significant foreign defined benefit plans.

2.14.4 Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Salaries and bonus (1)	7,020	6,338	5,910
Defined contribution plans	48	44	40
Defined benefit plans	100	86	84
	7,168	6,468	6,034

(1)	Includes stock compensation expense of $34 million, $29 million and $13 million for fiscal 2020, 2019 and 2018, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Cost of sales	6,406	5,780	5,379
Selling and marketing expenses	510	462	425
Administrative expenses	252	226	230
	7,168	6,468	6,034